Tax Exempt Money Fund
                                  ANNUAL REPORT
                                  June 30, 2000

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2000

 Principal                                                                Maturity        Interest
  Amount                                                                    Date            Rate           Value
-----------                                                               --------        ---------    ------------
               MUNICIPAL BONDS (101.8%)
               EDUCATION (5.6%)
  $3,000,000   California, School Cash Reserve Program Authority ......   07/03/2000        4.000%      $ 2,999,868
   4,300,000   Montgomery County, Maryland* ...........................   07/06/2000        4.000         4,300,000
   1,000,000   New Mexico State .......................................   07/01/2000        4.250         1,000,000
     500,000   Ohio State University* .................................   12/01/2017        4.750           500,000
     840,000   Tyrone, Pennsylvania, Area School District .............   09/15/2000        4.500           841,008
                                                                                                        -----------
               TOTAL EDUCATION ........................................                                 $ 9,640,876
                                                                                                        -----------
               ESCROWED TO MATURITY (a) (0.2%)
  $  400,000   Maricopa County, Arizona, Pollution Control,
                 General Obligation ...................................   07/01/2000        6.000%      $   400,000
                                                                                                        -----------
               GENERAL OBLIGATIONS (14.0%)
  $  355,000   Alice, Texas, School District ..........................   08/15/2000        6.250%      $   361,617
     500,000   Austin, Texas, School District .........................   08/01/2000        5.100           500,384
     100,000   Clark County, Las Vegas, Nevada ........................   08/01/2000        6.300           100,204
   2,300,000   District of Columbia* ..................................   06/01/2003        4.750         2,300,000
     115,000   Douglas County, Nevada .................................   09/01/2000        4.200          115,056
   1,500,000   Fairfax County, Virginia ...............................   12/01/2000        4.500         1,503,642
   1,000,000   Georgia State ..........................................   11/01/2000        5.000         1,003,912
     300,000   Georgia State ..........................................   04/04/2001        4.000           298,451
     175,000   Levittown, New York School District ....................   08/01/2000        4.900           175,166
   1,000,000   Mansfield, Texas, School District ......................   02/15/2001        5.500         1,004,177
   1,000,000   Maryland State .........................................   07/15/2000        6.700         1,000,966
     680,000   Maryland State .........................................   10/15/2000        5.000           682,296
     850,000   Massachusetts State ....................................   08/01/2000        5.000           850,599
     600,000   Massachusetts State ....................................   08/01/2000        6.200           600,948
   2,000,000   Minnesota State ........................................   08/01/2000        5.000         2,001,642
     400,000   Minnesota State ........................................   08/01/2000        5.200           400,202
     200,000   Minnesota State ........................................   08/01/2000        5.600           200,167
     340,000   Minnesota State ........................................   08/01/2000        6.600           340,564
   1,455,000   Montgomery County, Maryland ............................   05/01/2001        5.000         1,458,695
     500,000   Muscogee County, Georgia, School District ..............   11/01/2000        4.500           501,056
     200,000   New York, New York* ....................................   08/15/2018        4.750           200,000
     500,000   New York, New York* ....................................   10/01/2020        4.750           500,000
     900,000   New York, New York* ....................................   08/15/2021        4.750           900,000
   1,300,000   New York, New York* ....................................   10/01/2022        4.750         1,300,000
   1,000,000   New York, New York* ....................................   10/01/2023        4.750         1,000,000
     900,000   Rhode Island State* ....................................   06/01/2018        4.750           900,000
     610,000   Scarborough, Maine .....................................   12/15/2000        5.000           611,477
     725,000   South Carolina State ...................................   08/01/2000        4.500           725,100
     650,000   South Carolina State ...................................   08/01/2000        5.750           651,043
     275,000   Thornton, Colorado .....................................   12/01/2000        5.400           276,184
     500,000   Utah State .............................................   07/01/2000        4.700           500,000
   1,000,000   Utah State* ............................................   07/01/2016        4.750         1,000,000

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2000 (continued)

 Principal                                                                  Maturity     Interest
  Amount                                                                      Date         Rate            Value
-----------                                                                 --------    ---------      ------------
               GENERAL OBLIGATIONS (CONTINUED)
$   100,000    West Mem, Texas, Municipal Utility District ............   03/01/2001      4.500%        $   100,094
    250,000    Westchester County, New York ...........................   11/15/2000      4.600             250,581
                                                                                                        -----------
               TOTAL GENERAL OBLIGATIONS ..............................                                 $24,314,223
                                                                                                        -----------
               HEALTH CARE (6.1%)
$ 3,000,000    Clarke County, Virginia* ...............................   01/01/2030      4.800%        $ 3,000,000
    900,000    Cuyahoga County, Ohio Hospital Revenue* ................   01/01/2016      4.450             900,000
    500,000    Cuyahoga County, Ohio, Hospital Revenue* ...............   01/01/2026      4.750             500,000
    800,000    Kansas City, Missouri, Hospital Revenue* ...............   10/15/2014      4.750             800,000
    300,000    Kansas City, Missouri, Hospital Revenue* ...............   10/15/2015      4.750             300,000
  1,700,000    Kansas City, Missouri, Hospital Revenue* ...............   04/15/2015      4.750           1,700,000
    560,000    Missouri State Health & Educational
                  Facilities Authority* ...............................   11/01/2019      4.650             560,000
    700,000    North Cent, Texas, Health Facility Development Corp.*      12/01/2015      4.550             700,000
  1,250,000    Washington State Health Care Facilities Authority* .....   01/01/2029      4.750           1,250,000
    800,000    Wisconsin Health & Educational Facility Authority* .....   08/01/2029      4.900             800,000
                                                                                                        -----------
               TOTAL HEALTH CARE ......................................                                 $10,510,000
                                                                                                        -----------
               HOUSING (0.5%)
$   200,000    Clayton County, Georgia Housing Authority* .............   01/01/2021      4.800%        $   200,000
    600,000    Florida Housing Finance Agency* ........................   12/01/2008      4.850             600,000
                                                                                                        -----------
               TOTAL HOUSING ..........................................                                 $   800,000
                                                                                                        -----------
               INDUSTRIAL (20.0%)
$ 5,000,000    Burke County, Georgia* ................................    07/05/2000      4.100%        $ 5,000,000
    600,000    Delaware County, Pennsylvania, Pollution
                  Control Revenue* ...................................    12/01/2009      4.500             600,000
  1,100,000    East Baton Rouge, Louisiana, Pollution
                  Control Revenue* ...................................    03/01/2022      4.500           1,100,000
  1,100,000    Forsyth, Montana Pollution Control Revenue* ...........    01/01/2018      4.750           1,100,000
    900,000    Gulf Coast Waste Disposal Authority, Texas* ...........    06/01/2020      4.550             900,000
  1,500,000    Illinois Pollution Control Revenue* ...................    11/01/2028      4.800           1,500,000
  3,900,000    Monroe County, Georgia Pollution Control Revenue* .....    09/01/2024      4.750           3,900,000
    400,000    Monroe County, Georgia Pollution Control Revenue* .....    07/01/2025      4.750             400,000
  2,000,000    New York State, Pollution Control Revenue* ............    06/01/2029      4.500           2,000,000
  3,000,000    North Alabama Environmental Improvement Authority* ....    12/01/2000      4.800           3,000,000
  2,200,000    Ohio State Air Quality Development Authority* .........    12/01/2015      4.750           2,200,000
    500,000    Putnam County, Florida, Pollution Control* ............    09/01/2024      4.500             500,000
    800,000    Putnam County, Georgia, Pollution Control
                  Development* .......................................    09/01/2029      4.550             800,000
    500,000    Sabine River, Texas, Pollution Control Revenue* .......    06/01/2030      4.750             500,000

    600,000    Salt Lake County, Utah, Pollution Control Revenue* ....    02/01/2008      4.550             600,000
    500,000    St. Charles Parish, Louisiana, Pollution Control
                  Revenue* ...........................................    10/01/2025      4.550             500,000
  1,500,000    Stevenson, Alabama, Environmental Improvement
                  Revenue* ...........................................    11/01/2016      4.450           1,500,000

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2000 (continued)


Principal                                                                   Maturity     Interest
  Amount                                                                      Date         Rate            Value
-----------                                                                 --------    ---------      ------------
               INDUSTRIAL (CONTINUED)
$ 5,000,000    Valdez, Alaska* .......................................    10/01/2025      4.550%        $ 5,000,000
  3,500,000    Wake County, North Carolina Pollution Control* ........    06/15/2014      4.750           3,500,000
                                                                                                        -----------
               TOTAL INDUSTRIAL ......................................                                  $34,600,000
                                                                                                        -----------
               MISCELLANEOUS (3.3%)
$ 2,000,000    Dallas, Texas, Civic Center ...........................    08/15/2000      4.500%        $ 2,001,497
    350,000    Hamilton County, Indiana ..............................    07/10/2000      4.250             350,000
    800,000    Missouri State, Infrastructure Facilities Revenue* ....    12/01/2003      4.750             800,000
    200,000    Prince Georges County, Maryland .......................    03/15/2001      5.000             200,660
  1,800,000    Texas State ...........................................    08/31/2000      4.500           1,801,018
    500,000    Virginia State Peninsula Ports Authority* .............    07/01/2016      4.500             500,000
                                                                                                        -----------
               TOTAL MISCELLANEOUS ...................................                                  $ 5,653,175
                                                                                                        -----------
               PRE-REFUNDED (a) (22.0%)
$ 1,275,000    Akron, Ohio, Bath Copley Township Hospital ............    11/15/2000      7.250%        $ 1,314,097
  1,320,000    Austin, Texas, Electric Waterworks & Sewer ............    10/01/2000      6.600           1,327,765
    500,000    Austin, Texas, General Obligation .....................    09/01/2000      6.750             502,138
  1,500,000    Baltimore, Maryland, Wastewater Utilities Revenue .....    07/01/2000      6.500           1,500,000
    900,000    Bay City, Michigan, Electrical Utilities Revenue ......    01/01/2012      6.600             927,971
    600,000    Brownsville, Texas Utility Systems ....................    09/01/2000      6.875             614,699
    315,000    Brownsville, Texas Utility Systems ....................    09/01/2000      6.500             322,710
  1,000,000    Chesapeake Bay, Virginia, Bridge & Tunnel .............    07/01/2001      6.375           1,038,958
  1,500,000    Cypress, Fairbanks, Texas, School District,
                  General Obligation .................................    08/01/2000      6.500           1,502,932
    500,000    Delaware State, General Obligation ....................    04/01/2001      6.500             517,560
  1,700,000    Delaware Transportation Authority System Revenue ......    07/01/2000      6.750           1,734,000
  2,000,000    Detroit, Michigan, Water Supply Systems ...............    07/01/2000      7.125           2,040,000
    400,000    Florida State Department of National Resource
                  Preservation .......................................    07/01/2001      6.750             416,508
    500,000    Florida State, General Obligation .....................    07/01/2000      7.375             510,000
  1,000,000    Georgia State, General Obligation .....................    02/01/2001      6.000           1,027,062
  1,000,000    Jacksonville, Florida, Electric Authority Revenue .....    10/01/2000      6.900           1,021,265
  1,000,000    Jacksonville, Florida, Electric Authority Revenue .....    10/01/2000      6.750           1,020,028
  1,470,000    Kauai County, Hawaii ..................................    08/01/2000      7.500           1,488,329
    200,000    Las Vegas, Nevada .....................................    08/01/2000      7.000             204,444
    300,000    Lee County, Florida, Transportation Facilities Revenue.    10/01/2000      6.500             307,826
    300,000    Maryland State, General Obligation ....................    07/15/2000      6.800             306,286
  1,000,000    Maryland State, General Obligation ....................    07/15/2000      6.800           1,015,859
    500,000    Massachusetts State Health & Educational
                  Facilities Authority ...............................    07/01/2000      7.700             510,000
    500,000    Massachusetts State, General Obligation ...............    06/01/2001      6.000             507,176
  1,090,000    Maui County, Hawaii ...................................    12/01/2000      6.800           1,109,976
  1,770,000    Metropolitan Transportation Authority, New York .......    07/01/2000      7.500           1,805,400

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2000 (continued)


Principal                                                                   Maturity     Interest
  Amount                                                                      Date         Rate            Value
-----------                                                                 --------    ---------      ------------
               PRE-REFUNDED (a)(CONTINUED)
$   340,000    Minersville, Pennsylvania School District,
                  General Obligation ...............................      08/15/2000      5.150%        $   340,383
    180,000    Minnesota State, General Obligation .................      08/01/2000      7.000             180,359
  1,675,000    Nevada State, General Obligation ....................      05/01/2001      6.000           1,712,403
    750,000    New York State Dormitory Authority Revenue ..........      07/01/2000      7.875             765,000
  1,000,000    New York State Local Government Assistance Corp. ....      04/01/2001      7.250           1,040,660
  1,000,000    Newport News, Virginia, General Obligation ..........      11/01/2000      6.400           1,017,154
  1,400,000    Northern Virginia, Transportation Revenue ...........      07/01/2000      7.000           1,428,000
    600,000    Pima County, Arizona, School District,
                  General Obligation ...............................      07/01/2000      5.500             606,000
    750,000    Richmond, Virginia, General Obligation ..............      01/15/2001      6.250             771,523
  1,050,000    Tarrant County, Texas ...............................      03/01/2001      5.750           1,059,534
    500,000    Tennessee State, General Obligation .................      06/01/2001      6.600             516,957
    750,000    University Area JT, Pennsylvania Sewer Revenue ......      09/01/2000      7.000             760,942
  1,000,000    Vicksburg, Michigan .................................      05/01/2001      7.000           1,039,440
    300,000    Washington State Public Power Supply ................      07/01/2000      7.000             306,000
    500,000    Washington State Public Power Supply ................      07/01/2000      7.750             510,000
    100,000    Washington State, General Obligation ................      09/01/2000      6.600             100,393
    250,000    Washington Suburban Sanitation District,
                  General Obligation ...............................      08/01/2000      6.800             255,522
     45,000    West Virginia School Building Authority Revenue .....      07/01/2000      6.000              45,000
  1,000,000    West Virginia School Building Authority Revenue .....      07/01/2000      7.250           1,020,000
                                                                                                        -----------
               TOTAL PRE-REFUNDED ..................................                                    $38,068,259
                                                                                                        -----------
               SALES TAX (0.6%)
$ 1,000,000    New York State Local Government Assistance Corp.* ...      04/01/2025      4.400%        $ 1,000,000
                                                                                                        -----------
               TRANSPORTATION (8.8%)
$   250,000    Arizona State Transportation ........................      07/01/2000      5.200%        $   250,000
    500,000    Chicago, Illinois, O'Hare International Airport* ....      12/01/2017      4.550             500,000
    400,000    Connecticut State ...................................      10/01/2000      5.500             401,231
  1,000,000    Delaware Transportation Authority System Revenue ....      07/01/2000      4.500           1,000,000
  1,400,000    Grapevine, Texas, Industrial Development Corp.
                  Revenue* .........................................      12/01/2024      4.550           1,400,000
  2,475,000    Kansas City, Missouri, Highway Revenue ..............      09/01/2000      5.000           2,477,282
    500,000    Kentucky State Turnpike Authority ...................      07/01/2000      4.900             500,000
    750,000    Louisiana State .....................................      05/01/2001      7.000             763,493
  3,000,000    Louisiana State* ....................................      09/01/2008      4.550           3,000,000
  5,000,000    Port of Seattle, Washington* ........................      07/05/2000      4.000           5,000,000
                                                                                                        -----------
               TOTAL TRANSPORTATION ................................                                    $15,292,006
                                                                                                        -----------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2000 (continued)

Principal                                                                 Maturity       Interest
  Amount                                                                    Date           Rate           Value
-----------                                                               --------      ---------     ------------
               UTILITIES (10.5%)
  $ 200,000    Apache County, Arizona Industrial Developement
                 Revenue* ..........................................      12/15/2018      4.850%      $    200,000
  5,000,000    Chesterfield County, Virginia* ......................      06/01/2017      4.150          5,000,000
  4,300,000    Columbia, Alabama Industrial Pollution Control* .....      10/01/2022      4.750          4,300,000
    500,000    Intermountain Power Agency, Utah* ...................      07/01/2000      6.000            500,000
  4,000,000    Long Island Power Authority, New York* ..............      07/06/2000      4.000          4,000,000
    600,000    Long Island Power Authority, New York* ..............      05/01/2033      4.650            600,000
  1,000,000    Maricopa County, Arizona, Pollution Control* ........      05/01/2029      4.500          1,000,000
  1,000,000    Municipal Electric Authority, Georgia ...............      01/01/2001      4.750          1,002,192
  1,000,000    Washington State Public Power Supply* ...............      07/01/2017      4.900          1,000,000
    600,000    York County, Pennsylvania, Industrial Development
                 Authority* ........................................      09/01/2020      4.900            600,000
                                                                                                      ------------
               TOTAL UTILITIES .....................................                                  $ 18,202,192
                                                                                                      ------------
               WATER/SEWER (10.2%)
 $1,500,000    Boston, Massachusetts, Water & Sewer Revenue* .......      11/01/2024      4.500%      $  1,500,000
  1,000,000    Bryan, Texas, Utilities Systems Revenue .............      07/01/2000      5.100          1,000,000
    100,000    Delaware County, Pennsylvania, Industrial
                 Development Authority* ............................      12/01/2018      4.900            100,000
  2,800,000    Lincoln County, Wyoming, Pollution Control* .........      11/01/2014      4.450          2,800,000
  1,000,000    Lincoln County, Wyoming, Pollution Control* .........      08/01/2015      4.550          1,000,000
  1,000,000    Massachusetts State Water Resources Authority* ......      08/01/2028      4.650          1,000,000
  2,000,000    New York State Pollution Contol Authority* ..........      07/01/2015      4.750          2,000,000
  2,400,000    New York, New York, Water & Sewer Revenue* ..........      06/15/2025      4.750          2,400,000
  3,000,000    New York, New York, Water & Sewer Revenue* ..........      06/15/2033      4.500          3,000,000
  1,600,000    Ohio State Water Development Authority Revenue* .....      06/01/2001      4.800          1,600,000
  1,300,000    Wyandotte County, Kansas City, Kansas, Government
                 Utilities Revenue .................................      09/01/2000      5.000          1,302,297
                                                                                                      ------------
               TOTAL WATER/SEWER ...................................                                  $ 17,702,297
                                                                                                      ------------
TOTAL INVESTMENTS, AT AMORTIZED COST ...................................................  101.8%      $176,183,028
LIABILITIES LESS CASH AND OTHER ASSETS .................................................   (1.8)        (3,133,421)
                                                                                          -----       ------------
NET ASSETS .............................................................................  100.0%      $173,049,607
                                                                                          =====       ============

----------

(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the June 30, 2000 coupon rate.

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2000

ASSETS:
      Investments, at amortized cost and value (Note 1) .......   $176,183,028
      Cash ....................................................        575,405
      Receivables for:
        Interest ..............................................      2,008,504
                                                                  ------------
            Total Assets ......................................    178,766,937
                                                                  ------------
LIABILITIES:
      Payables for:
        Investments purchased .................................      5,540,790
        Dividends declared (Note 1) ...........................         17,413
        Administrative fee (Note 2) ...........................         24,094
        Expense payment fee (Note 2) ..........................        135,033
                                                                  ------------
            Total Liabilities .................................      5,717,330
                                                                  ------------
Net Assets for 173,049,607 shares of beneficial
      interest outstanding ....................................   $173,049,607
                                                                  ============
Net Assets Consist of:
      Paid-in capital .........................................   $173,049,607
                                                                  ------------
Net Assets ....................................................   $173,049,607
                                                                  ============
Net Asset Value and Offering Price Per Share ..................          $1.00
                                                                          ====

                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 2000

NET INVESTMENT INCOME (Note 1):
      Income:
        Interest ..............................................     $3,285,461
                                                                    ----------

      Expenses:
        Administrative fee (Note 2) ...........................         84,338
        Expense payment fee (Note 2) ..........................        466,056
                                                                    ----------
        Total Expenses ........................................        550,394
                                                                    ----------

NET INVESTMENT INCOME .........................................     $2,735,067
                                                                    ==========

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      For the period from
                                                                                       February 22, 1999
                                                                                         (commencement
                                                                  For the year ended   of operations) to
                                                                     June 30, 2000       June 30, 1999
                                                                   ---------------       --------------
INCREASE  IN NET ASSETS:
      From Investment Activities:
        Net investment income ...................................   $   2,735,067        $      86,781
        Total declared as dividends to shareholders .............      (2,733,362)             (88,486)
                                                                    -------------        -------------
          Net increase (decrease) in net assets from investment
            activities ..........................................           1,705               (1,705)
                                                                    -------------        -------------
        From Share (Principal) Transactions at Net Asset Value of
          $1.00 per share:
        Shares sold .............................................     466,850,688           32,042,736
        Shares issued in reinvestment of dividends ..............       1,995,473               48,744
        Shares repurchased ......................................    (310,452,716)         (17,435,318)
                                                                    -------------        -------------
              Net increase in net assets resulting from share
                transactions ....................................     158,393,445           14,656,162
                                                                    -------------        -------------
                  Total increase in net assets ..................     158,395,150           14,654,457

NET ASSETS:
      Beginning of period .......................................      14,654,457                   --
                                                                    -------------        -------------
      End of period .............................................   $ 173,049,607        $  14,654,457
                                                                    =============        =============

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                              FINANCIAL HIGHLIGHTS
                     Selected per share data and ratios for
                   a share outstanding throughout each period

                                                                                         For the period from
                                                                                          February 22, 1999
                                                                                            (commencement
                                                                     For the year ended   of operations) to
                                                                        June 30, 2000       June 30, 1999
                                                                        ------------        ------------
Net asset value, beginning of period ................................      $   1.00             $  1.00
Income from investment operations:
      Net investment income .........................................          0.03                0.01
Dividends to shareholders from net investment income ................         (0.03)              (0.01)
                                                                           --------             -------
Net asset value, end of period .....................................       $   1.00             $  1.00
                                                                           ========             =======
Total return(1) .....................................................          3.05%               1.03%
Ratios/ Supplemental Data:
      Net assets, end of period (000's omitted) ....................       $173,050             $14,654
      Expenses as a percentage of average net assets(1): ............          0.65%               0.65%(2)
      Ratio of net investment income to average net assets ..........          3.24%               2.63%(2)

----------
(1)   Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:

        Expenses paid by the Fund ..................................           0.62%               1.23%(2)
        Expense offset arrangement .................................           0.03%               0.05%(2)
                                                                           --------             -------
        Total Expenses .............................................           0.65%               1.28%(2)
                                                                           ========             =======

(2)   Annualized.

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Exempt Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2000, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

            E. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets.

      Administrative Fee. The Trust has an administration agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 2000, the Fund incurred $84,338 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.65% of the Fund's average daily net assets. For the year ended June 30, 2000, 59 Wall Street Administrators, Inc. incurred $438,474 in expenses, including investment advisory fees of $126,507 and shareholder servicing/eligible institution fees of $210,845, on behalf of the Fund. The Fund's expense payment fee agreement will terminate on December 31, 2004.

      Effective July 1, 2000, the Fund entered into a custody agreement with Brown Brothers Harriman & Co.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.2% to 13.0% of investments. At June 30, 2000, the five largest holdings by state were New York 13.0%; Texas 8.9%; Virginia 8.1%; Georgia 8.0% and Maryland 5.9%. Purchases, maturities and sales of money market instruments, excluding securities subject to repurchase agreements, aggregated $482,819,652 and $319,420,200, respectively, for the year ended June 30, 2000. Custody fees for the Fund were reduced by $25,358 as an offset arrangement with the Fund's custodian.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
The 59 Wall Street Tax Exempt Money Fund (a series of The 59 Wall Street Trust):

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The 59 Wall Street Tax Exempt Money Fund (a series of The 59 Wall Street Trust) (the "Fund") as of June 30, 2000, the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and the period from February 22, 1999 (commencement of operations) to June 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street Tax Exempt Money Fund at June 30, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 18, 2000

THE 59 WALL STREET TRUST

Investment Adviser and
 Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Exempt Money Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.